UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

ADKSX

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2014

(UNAUDITED)

September 30, 2014

Dear Fellow Shareholders,

The Adirondack Small Cap Fund’s NAV at September 30th was $21.16, down 7.76% from its March 31st fiscal yearend.  The Fund’s benchmark index (Russell 2000® Value Index) declined 6.40% during the same period.  The top ten holdings represented 20.2% of the portfolio and the turnover for the first six months of the fiscal year stood at 11%.

The Fund’s underperformance during the past six months is mainly due to the fact that the Fund’s Technology and Energy holdings did not perform well during this time period.  After 2013’s small cap run, we have steadily reduced exposure to those stocks that have performed well for the Fund over the past few years, having reached and sometimes exceeded our original price targets.  It’s a challenging exercise in the short-run as it typically means that we are exiting companies firing on all cylinders and investing in companies/industries that are still a work in progress.  Specifically within Technology, a number of the Fund’s positions are new and the companies are somewhat early in their turnaround efforts. Finding highly asymmetric risk/reward opportunities takes some patience as two steps forward are often followed by a step back.

In Energy, falling oil prices severely impacted the smaller companies within this sector during the past six months. The price of crude oil declined about 10% during the period, and the energy companies comprising the Russell 2000® Value Index consequently were down over 17%.  Energy was the Fund’s best performing sector during 2013 and this sudden reversal of fortunes caught us a bit off-guard.  The Fund maintained a weighting similar to our benchmark, although we were underexposed to the better performing energy industries like refining, storage and transportation and overexposed to producers.  Our original thought process was that loose monetary conditions around the globe would eventually buoy commodity prices.  Economic weakness in Europe and China has put a damper on this thesis for the moment.  However, we continue to be constructive on the U.S. energy sector despite this turbulence.  We are confident that the rapid investor exodus from this sector will yield exceptional opportunities for patient investors.

The Fund continues to remain broadly exposed to growth and innovation within the U.S., with a primary emphasis on mispriced stocks in sectors like Technology and Healthcare. We are increasing our efforts to capitalize on the shake-out in the Energy and Materials sectors, with a focus on those companies with the balance sheets to survive. The portfolio’s underweight positon in the Financial sector is likely to remain as banks look fairly priced and Real Estate Investment Trusts (REITs) look downright expensive.

We think there are plenty of reasons for optimism as the U.S. unemployment rate has dipped below 6% for the first time since mid-2008.  Energy and agricultural commodity prices are lower which should reduce some strain on household budgets and perhaps slow the pace of monetary tightening.  Activists are circling underperforming companies and advocating for major changes.  Their efforts have fueled increased merger and acquisition activity within small caps.  While we can’t predict what the market will do in the short term, we feel good about the long term outlook of U.S. based companies.  Valuations appear extended in certain spots, but there is still an abundant collection of small companies that investors are overlooking.  We are pleased to be finding opportunities that offer solid risk/reward to investors with a 3-5 year time horizon.

Thank you for your investment in The Adirondack Small Cap Fund. For more information please visit at www.adirondackfunds.com. As always, please don’t hesitate to call us at (518) 690-0470.

Sincerely,

Matt Reiner, CFA

Greg Roeder, CFA

Portfolio Manager

Portfolio Manager

mreiner@adirondackfunds.com

groeder@adirondackfunds.com

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 888-686-2729, or visiting www.adirondackfunds.com.

Per the prospectus, the Fund’s gross annual operating expense ratio is 1.38%. The Advisor has contractually agreed to waive fees or reimburse the Fund to the extent necessary to maintain the Fund’s total annual operating expenses at 1.48% until July 31, 2015, subject to termination by the Fund on 60 days’ written notice.

The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Additionally, value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market.

The fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-888-686-2729, or visiting www.adirondackfunds.com. Read it carefully before investing.  The Adirondack Small Cap Fund is distributed by Rafferty Capital Markets, LLC

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS, as a Percentage of the Fund’s Net Assets

SEPTEMBER 30, 2014 (UNAUDITED)

1.	Covanta Holding Corp.	2.58%
2.	Blount International, Inc.	2.16%
3.	Mattson Technology, Inc.	1.99%
4.	FLY Leasing Ltd. (Ireland)	1.97%
5.	Fresh Del Monte Produce, Inc. (Cayman Islands)	1.96%
6.	Express, Inc.	1.95%
7.	Journal Communications, Inc. Class A	1.93%
8.	KCG Holdings, Inc.	1.91%
9.	FirstMerit Corp.	1.88%
10.	Endurance Specialty Holdings Ltd. (Bermuda)	1.86%

* Excludes Fund's Money Market positions.

THE ADIRONDACK SMALL CAP FUND

PORTFOLIO ILLUSTRATION

September 30, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

	The Adirondack Small Cap Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 88.62%

Accident & Health Insurance - 1.52%
257,726	CNO Financial Group, Inc. (1 Right per share, exp. 12/06/14)	$ 4,371,033

Agriculture Production - Crops - 1.96%
177,067	Fresh Del Monte Produce, Inc. (Cayman Islands)	5,648,437

Air Transportation Scheduled - 1.49%
404,255	JetBlue Airways Corp. *	4,293,188

Aircraft Parts & Auxiliary Equipment - 0.63%
142,247	LMI Aerospace, Inc. *	1,820,762

Biotechnology Research & Products - 1.40%
220,013	Trinity Biotech Plc. (Ireland)	4,019,637

Bituminous Coal & Lignite Surface Mining - 0.81%
938,339	Alpha Natural Resources, Inc. *	2,327,081

Business Services, NEC - 1.17%
150,085	Comverse, Inc. *	3,351,398

Cogeneration Services & Small Power Producers - 2.58%
350,400	Covanta Holding Corp.	7,435,488

Commercial Banks - 1.88%
307,639	FirstMerit Corp.	5,414,446

Computer Communications Equipment - 0.01%
5,800	Emulex Corp. *	28,652

Computer Peripheral Equipment, NEC - 1.74%
460,600	Brocade Communications Systems, Inc.	5,006,722

Computer Processing & Data Preparation - 0.75%
1,431,538	Ipass, Inc. *	2,161,622

Computer Programming, Data Processing, Etc. - 0.54%
179,859	Autobytel, Inc. *	1,544,989

Computer Storage Devices - 1.65%
974,168	Violin Memory, Inc. *	4,744,198

Crude Petroleum & Natural Gas - 3.29%
500,980	Sandridge Energy, Inc. *	2,149,204
417,036	Tetra Technologies, Inc. *	4,512,330
254,479	W&T Offshore, Inc.	2,799,269
		9,460,803
Cutlery, Handtools & General Hardware - 2.16%
410,167	Blount International, Inc. *	6,205,827

Electric Services - 1.33%
132,906	Dynegy, Inc. *	3,835,667

Electric Lighting & Wiring Equipment - 1.09%
518,670	LSI Industries, Inc.	3,148,327

Electronic Components & Accessories - 2.63%
193,440	CTS Corp.	3,073,762
315,160	Vishay Intertechnology, Inc.	4,503,636
		7,577,398
Electrical Work - 0.53%
38,434	Emcor Group, Inc.	1,535,823

Engines & Turbines - 0.41%
1,098,041	Capstone Turbine Corp. *	1,174,904

Fabricated Plate Work (Boiler Shops) - 3.17%
340,298	Global Power Equipment Group, Inc.	5,070,440
710,321	McDermott International, Inc. *	4,063,036
		9,133,476
Fire, Marine & Casualty Insurance - 4.21%
96,988	Endurance Specialty Holdings Ltd. (Bermuda)	5,351,798
72,000	Montpelier Re Holdings Ltd. (Bermuda)	2,238,480
204,834	Selective Insurance Group, Inc.	4,535,025
		12,125,303
Gold And Silver Ores - 1.39%
363,758	Pan American Silver Corp. (Canada)	3,994,063

Home Health Care - 0.21%
982,282	Hooper Holmes, Inc. *	596,638

Ice Cream & Frozen Desserts - 1.64%
356,600	Dean Foods Co.	4,724,950

Investment Advice - 1.44%
285,668	Janus Capital Group, Inc.	4,153,613

Leisure Time - 1.28%
507,812	Callaway Golf Corp.	3,676,559

Life Insurance - 2.38%
275,800	Genworth Financial, Inc. Class A *	3,612,980
57,498	Phoenix Companies, Inc. *	3,223,338
		6,836,318
Meat Packing Plants - 0.95%
1,027	Seaboard Corp. *	2,747,215

Medical & Dental Instruments & Supply - 2.81%
294,427	Cryolife, Inc. (1 Right per share, exp. 11/23/15)	2,905,994
158,642	Owens & Minor, Inc.	5,193,939
		8,099,933
Motor Vehicle Parts & Accessories - 1.33%
122,208	Superior Industries International, Inc.	2,142,306
17,288	Visteon Corp. *	1,681,258
		3,823,564
Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 0.64%
156,660	Invacare Corp.	1,850,155

Photographic Equipment & Supplies - 0.90%
118,086	Eastman Kodak Co. *	2,594,349

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.89%
143,049	Kraton Performance Polymers, Inc. *	2,547,703

Printed Circuit Boards - 1.80%
75,788	Benchmark Electronics, Inc. *	1,683,251
166,989	Sanmina-Sci Corp. *	3,483,391
		5,166,642
Production Technology Equipment - 1.10%
465,425	Electro Scientific Industries, Inc. (1 Right per share, exp. 5/18/19)	3,160,236

Publishing-Newspapers - 1.93%
657,620	Journal Communications, Inc. Class A *	5,543,737

Radio & TV Broadcasting & Communications Equipment - 1.54%
638,285	SeaChange International, Inc. *	4,442,464

Retail-Auto Dealers & Gasoline Stations - 1.83%
531,765	TravelCenters of America LLC. *	5,253,838

Retail-Apparel & Accessory Stores - 1.95%
358,947	Express, Inc. *	5,603,163

Retail-Drug & Proprietary Stores - 0.07%
60,108	Liberator Medical Holdings, Inc.	188,138

Retail-Miscellaneous Shopping Goods Stores - 1.15%
641,337	Office Depot, Inc. *	3,296,472

Retail Stores, NEC - 1.12%
48,859	IAC/Interactive Corp.	3,219,808

Savings Institution, Federally Chartered - 1.30%
437,468	Brookline Bancorp, Inc.	3,740,351

Security Brokers, Dealers, & Flotation Companies - 3.80%
997,344	Cowen Group, Inc. Class A *	3,740,040
313,251	GFI Group, Inc.	1,694,688
543,613	KCG Holdings, Inc. *	5,506,800
		10,941,528
Semiconductors & Related Devices - 2.72%
657,120	AXT, Inc. *	1,603,373
775,662	NeoPhotonics Corp. *	2,598,468
1,009,704	Vitesse Semiconductor Corp. *	3,634,934
		7,836,775
Services-Computer Integrated Systems Design - 0.94%
200,749	Allscripts Healthcare Solutions, Inc. *	2,693,048

Services-Computer Programming Services - 1.22%
507,181	RealNetworks, Inc. *	3,524,908

Services-Engineering, Accounting, Research, Management - 1.35%
662,826	PRGX Global, Inc. *	3,884,160

Services-Equipment Rental & Leasing, NEC - 0.28%
19,610	Aercap Holdings N.V. (Netherlands) *	802,049

Services-Miscellaneous Equipment Rental & Leasing - 1.97%
441,730	FLY Leasing Ltd. (Ireland)	5,658,561

Services-Motion Picture & Video Tape Production - 0.77%
302,192	Gaiam, Inc. Class A *	2,218,089

Services-Prepackaged Software - 0.94%
334,949	Intralinks Holding, Inc. *	2,713,087

Special Industry Machinery - 1.99%
2,321,769	Mattson Technology, Inc. *	5,734,769

Surgical & Medical Instruments & Apparatus - 1.76%
163,586	Orthofix International N.V. (Curacao) *	5,064,623

Sporting & Athletic Goods, NEC - 0.82%
312,340	Black Diamond, Inc. *	2,361,290

Telephone & Telegraph Apparatus - 0.39%
370,940	Alcatel Lucent S.A. ADR (France) *	1,123,948

Telephone Communications (No Radio Telephone) - 1.44%
1,265,957	Vonage Holdings Corp. *	4,152,339

Title Insurance - 1.17%
114,464	Stewart Information Services, Corp. *	3,359,518

Women's Misses' & Juniors Outerwear - 0.46%
572,703	Bebe Stores, Inc.	1,328,671

TOTAL FOR COMMON STOCKS (Cost $231,186,510) - 88.62%		255,022,453

PREFERRED STOCK - 1.79%
208,467	Phoenix Companies, Inc. 7.45% 1/15/32	5,149,135
TOTAL FOR PREFERRED STOCK (Cost $4,605,747) - 1.79%		5,149,135

REAL ESTATE INVESTMENT TRUST - 1.39%
513,592	MFA Financial, Inc.	3,995,746
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,669,932) - 1.39%		3,995,746

SHORT-TERM INVESTMENT - 8.24%
23,717,199	Huntington U.S. Treasury Money Market IV 0.03% **	23,717,199
TOTAL SHORT-TERM INVESTMENT (Cost $23,717,199) - 8.24%		23,717,199

TOTAL INVESTMENTS (Cost $263,179,388) - 100.04%		287,884,533

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(117,952)

NET ASSETS - 100.00%		$ 287,766,581

* Non-income producing securities during the period.
ADR - American Depositary Receipt
** Variable rate security; the money market rate shown represents the yield at September 30, 2014.
The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Assets and Liabilities
September 30, 2014 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $263,179,388)	$ 287,884,533
Cash	103,212
Receivables:
Securities Sold	1,405,832
Dividends and Interest	338,703
Shareholder Subscriptions	175,365
Prepaid Expenses	36,563
Total Assets	289,944,208
Liabilities:
Securities Purchased	1,437,950
Shareholder Redemptions	386,633
Due to Advisor	330,643
Due to Custodian	4,154
Accrued Expenses	18,247
Total Liabilities	2,177,627

Net Assets	$ 287,766,581

Net Assets Consist of:
Paid In Capital	$ 242,254,454
Accumulated Undistributed Net Investment Loss	(191,125)
Accumulated Realized Gain on Investments	20,998,107
Unrealized Appreciation in Value of Investments	24,705,145
Net Assets, for 13,602,023 Shares Outstanding	$ 287,766,581

Net Asset Value Per Share	$ 21.16

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

Investment Income:
Dividends (net of $13,641 of foreign tax withheld)	$ 1,679,629
Interest	197,975
Total Investment Income	1,877,604

Expenses:
Advisory	1,896,353
Transfer Agent	39,679
Legal	16,597
Custodian	20,499
Audit	5,596
Trustee	9,150
Chief Compliance Officer	15,667
Insurance	6,362
Registration	21,629
Printing & Mailing	19,553
Miscellaneous	17,644
Total Expenses	2,068,729

Net Investment Loss	(191,125)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	9,711,548
Net Change in Unrealized Depreciation on Investments	(33,103,502)
Realized and Unrealized Loss on Investments	(23,391,954)

Net Decrease in Net Assets Resulting from Operations	$ (23,583,079)

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2014	3/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (191,125)	$ (423,281)
Net Realized Gain on Investments	9,711,548	18,029,592
Unrealized Appreciation (Depreciation) on Investments	(33,103,502)	34,912,054
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,583,079)	52,518,365

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(9,070,177)
Total Dividends and Distributions Paid to Shareholders	-	(9,070,177)

Capital Share Transactions	27,174,036	120,581,211

Total Increase in Net Assets	3,590,957	164,029,399

Net Assets:
Beginning of Period	284,175,624	120,146,225

End of Period (Including Undistributed Net Investment Income (Loss) of $(191,125) and $0, respectively)
	$ 287,766,581	$284,175,624

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2014		3/31/2014	3/31/2013	3/31/2012	3/31/2011	3/31/2010

Net Asset Value, at Beginning of Year	$ 22.94		$ 17.96	$ 15.74	$ 16.38	$ 12.77	$ 6.33

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.05)	0.02	0.00	(0.04)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.77)		5.98	2.24	(0.33)	3.65	6.47
Total from Investment Operations	(1.78)		5.93	2.26	(0.33)	3.61	6.45

Distributions:
Net Investment Income	-		-	(0.03)	-	-	(0.01)
Realized Gains	-		(0.95)	(0.01)	(0.31)	-	-
Total from Distributions	-		(0.95)	(0.04)	(0.31)	-	(0.01)

Proceeds from Redemption Fees †	-		-	-	-	-	-

Net Asset Value, at End of Year	$ 21.16		$ 22.94	$ 17.96	$ 15.74	$ 16.38	$ 12.77

Total Return **	(7.76)%		33.17%	14.40%	(1.74)%	28.27%	101.91%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 287,767		$ 284,176	$ 120,146	$ 91,485	$ 58,389	$ 18,250
Ratio of Expenses to Average Net Assets
Before Waivers/Recapture	1.36%	***	1.38%	1.44%	1.50%	1.64%	1.84%
After Waivers/Recapture	1.36%	***	1.41%	1.48%	1.48%	1.49%	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers/Recapture	(0.13)%	***	(0.20)%	0.17%	(0.01)%	(0.47)%	(0.49)%
After Waivers/Recapture	(0.13)%	***	(0.23)%	0.14%	0.01%	(0.31)%	(0.19)%
Portfolio Turnover	11.00%		32.97%	30.81%	33.00%	22.95%	61.01%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
† Amount less than $0.005 per share, redemption fees were eliminated for transactions beginning 8/1/2013.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: All investments in securities are recorded at their estimated fair value according to the procedures described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Fund did not invest in any financial futures contracts during the six months ended September 30, 2014.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2011-2014, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 3. Security Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2014:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 255,022,453	$ -	$ -	$ 255,022,453
Preferred Stocks	5,149,135	-	-	5,149,135
Real Estate Investment Trust	3,995,746	-	-	3,995,746
Short-Term Investments:
Huntington US Treasury Money Market Fund IV	23,717,199	-	-	23,717,199
	$ 287,884,533	$ -	$ -	$ 287,884,533

The Fund did not hold any Level 3 assets during the period ended September 30, 2014. The Fund did not hold any derivative instruments at any time during the period ended September 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder and Matthew Reiner, each an officer of the Fund, are shareholders of the Advisor. Stephen Gonick and Louis Morizio are also shareholders of the Advisor.  Under the Agreement, the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  Effective August 1, 2011, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.48% until July 31, 2015. The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, and costs of acquired funds. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended September 30, 2014, the Advisor earned advisory fees of $1,896,353.  As of September 30, 2014, the Fund owed the Advisor $330,643.

Note 5.  Distribution Agreement

The Fund entered into a Distribution Agreement with Rafferty Capital Markets, LLC (“RCM”) on May 30, 2014 (which became effective July 1, 2014), after approval of the Distribution Agreement by the Board of Trustees at a meeting held on May 16, 2014.  Under the Distribution Agreement, RCM  acts as the Fund’s principal underwriter in connection with the offering and sale of shares of the Fund.  The Adviser, from its own resources, and not the Fund is responsible for the payment of the distribution fees to RCM in the amount of $15,000 per year and also any other out-of-pocket expenses which are disclosed in the Distribution Agreement between the Fund and RCM.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $242,254,454 as of September 30, 2014.  Transactions in capital for the six months ended September 30, 2014 and year ended March 31, 2014 were as follows:

	September 30, 2014		March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	3,159,903	$ 70,213,669	7,470,284	$ 156,936,039
Shares reinvested	-	-	309,833	6,875,187
Shares redeemed	(1,944,880)	(43,039,633)	(2,084,160)	(43,229,744)
Net increase	1,215,023	$ 27,174,036	5,695,957	$ 120,581,482

Prior to August 1, 2013, shareholders were subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the Fund shares redeemed within 30 days after their purchase.  Effective August 1, 2013, the Fund is no longer imposing a Redemption Fee.

Note 7. Investment Transactions

For the six months ended September 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $63,080,264 and $30,187,582, respectively.

Note 8. Tax Matters

As of September 30, 2014, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments *	$263,268,412

Gross tax appreciation of investments	$ 45,910,709

Gross tax depreciation of investments	$(21,294,588)

Net tax appreciation of investments	$ 24,616,121

The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at March 31, 2014, the following represents the tax basis capital gains and losses and undistributed ordinary income:

Undistributed ordinary income	$ -

Short-term capital loss carry-forward +	$ -

Accumulated realized gains	$ 11,375,074

* The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates.  The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

On December 26, 2013, the Fund declared a distribution of $.83713 per share of long term capital gain and $.10909 of short term capital gain.

On December 27, 2012, the Fund declared a distribution of $.02717 per share of ordinary income and $.01330 of short term capital gain.

The tax character of distributions paid during the years ended March 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary Income	$ -	$ 174,060
Short-term Gain	$ 1,045,704	$ 85,204
Long-term Gain	$ 8,024,473	$ -

There were no distributions paid during the six months ended September 30, 2013.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of September 30, 2014, National Financial Service Corp., for the benefit of its customers, owned 29.84% of the Fund. As of September 30, 2014, Charles Schwab & Co., for the benefit of its customers, owned 25.27% of the Fund.

The Adirondack Small Cap Fund

Expense Illustration

September 30, 2014 (Unaudited)

Expense Example

As a shareholder of The Adirondack Small Cap Fund, you incur ongoing costs which typically consist of: management fees, custody fees, transfer agent fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$922.41	$6.55
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.25	$6.88

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Kevin Gallagher 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1964	Trustee since March 2005	1	Owner and Managing Partner of Panurgy NY Metro, LLC (information technology services firm) since 2004.
Wade Coton 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1968	Trustee since March 2005	1	Owner, Manchester Homes, LLC since March 2013. Home Builder and Developer, LDM Management Group Inc. from January 2007 to February 2013.
Norman Joseph Plourde 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	Trustee since March 2005	1	Principal and General Manager of Operations, Ideal Wood Products since 2006.

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2014 (UNAUDITED)

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Gregory A. Roeder 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	President since March 2005	N/A	President and Portfolio Manager, Adirondack Research & Management, Inc. from 2004 to present.
Jarrod H. Becker 45 Nashville Rd. Jericho, VT 05465 Year of Birth: 1977	Secretary since 2011; Chief Compliance Officer since 2010	N/A

Chief Compliance Officer, Adirondack Research & Management, Inc. from July 2013 to present.  Business Manager, Northern Vermont Resource Conservation and Development Council, Inc. (non-profit) from April 2005 to December 2013.

Matthew P. Reiner 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1965	Treasurer and Principal Financial Officer since March 2005	N/A	CFO and Portfolio Manager, Adirondack Research & Management, Inc. from February 2005 to present.

The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge by calling (888) 686-2729.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement

At the Annual Board Meeting of Adirondack Funds (held May 16, 2014), the Board of Trustees considered renewal of the advisory contract with Adirondack Research & Management, Inc. (Advisor).  This evaluation was based on four criteria.

1.

Quality/Nature of Services of ARMI to the Fund.

The Trustees agreed that they were highly satisfied with the quality and nature of services the Fund receives from the Adviser; they were consistent with what the Trustees expected.  In particular, the Trustees noted:

•

The administrative services to the Fund provided by the Adviser, such as Blue Sky Filings, keeping board books, preparing the Annual Report, and arranging for a Fidelity Bond are at no cost to the Fund (normally these services are provided by an administrator and charged to the shareholder).

•

The strong long term performance of the Fund; The Fund is currently a five star Morningstar fund, and has been ranked four or five stars by Morningstar for 62 out of 73 months. Additionally, the Fund was ranked as the 6th best performing Small Cap Value Fund for the 1 year time period ending March 31, 2014 by the Wall Street Journal “Category Kings”.

•

The Adviser’s compliance is good and the Trustees are pleased that Mr. Becker has been hired as the Adviser’s Chief Compliance Officer.

•

The shareholders are benefitting from the quality of the Adviser’s trade execution.

The Trustees believe the Adviser continues to provide high quality services to shareholders of the Fund and they are optimistic about the future.

2.

 Management Fee

Based on the Adviser’s performance and its high quality of service, the Board deems the management fee reasonable.  While the Adviser’s  fee of 1.25% is above the peer industry weighted average, the Trustees consider the high level of research and active management provided by Adviser as a benefit to the Fund’s shareholders.  Additionally, as noted above, the Adviser takes on some additional administrative services that would otherwise be charged to the shareholders.  Whether the Adviser managed similar products to the Fund was discussed.  The Adviser does not manage similar products.

3.

 Profitability

The Trustees reviewed the profitability of the Adviser.   Specifically, the Trustees considered the gross and net advisory fees earned by the Adviser as well as the direct expenses of the Adviser for servicing the Fund.  The Trustees reviewed the revenue, recoupment, and finances of the Adviser; the Trustees concluded the profitability to be reasonable both in terms of dollars earned and as a percentage of revenue considering the services provided by the Adviser.  The Trustees were pleased that the Adviser completed fee recapture this fiscal year, and that because of this the Fund expense ratio has dropped.  The board is pleased that the Adviser has a profit and that the shareholders are sharing in the Adviser’s success.

4.

 Economies of Scale and Other Benefits Adviser Receives

The Trustees discussed the following: With the continual increase in assets, economies of scale have just begun to be realized.  In addition, the Adviser completed the recapture in October 2013 of prior fees waived.  The combined impact has resulted in a gradual decline in the expense ratio.  As the Fund continues to grow, the Adviser will reevaluate its staffing needs.  The Trustees agreed that a strong Adviser with bolstered infrastructure should benefit shareholders. Break points are not a relevant consideration at this time or in the foreseeable future.

Upon motion duly made and seconded, considering the four criteria set forth above the renewal of the management agreement was approved by the unanimous vote of the Trustees, including the disinterested Trustees.

Board of Trustees

Wade Coton

Kevin Gallagher

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, NY 12084

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43215

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

Distributor

Rafferty Capital Markets, LLC

1010 Franklin Avenue, Suite 300A

Garden City, NY  11530

This report is provided for the general information of the shareholders of the Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date December 2, 2014

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date December 2, 2014

* Print the name and title of each signing officer under his or her signature.